Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Option Awards. We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Eagle has no policy or practice regarding option grant timing because it does not grant, and has not in recent years granted, options to its named executive officers. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	Timing of Option Awards. We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Eagle has no policy or practice regarding option grant timing because it does not grant, and has not in recent years granted, options to its named executive officers. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false